Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Goodwill
Intangible Assets and Goodwill
As of October 31, 2014, cable certificates, wireless licenses, broadcast licenses and goodwill were tested for impairment and the fair values were greater than the carrying amounts, therefore these intangible assets were determined not to be impaired at December 31, 2014.  The remaining useful lives of our cable certificates, wireless licenses, broadcast licenses and goodwill were evaluated as of October 31, 2014, and events and circumstances continue to support an indefinite useful life.  There are no indicators of impairment of our intangible assets subject to amortization as of December 31, 2014.

Other Intangible Assets subject to amortization include the following at December 31, 2014 and 2013 (amounts in thousands):

	2014	2013
Software license fees	$52,683	41,804
Rights to use	48,283	55,407
Customer relationships	3,226	3,036
Right-of-way	783	783
	104,975	101,030
Less accumulated amortization	38,960	29,595
Net other intangible assets	$66,015	71,435

Under the terms of the Wireless Agreement, we acquired from ACS rights to use capacity on its network and the associated maintenance on this network capacity for 20 years.

Changes in Goodwill and Other Intangible Assets are as follows (amounts in thousands):

	Goodwill	Other Intangible Assets
Balance at December 31, 2012	$77,294	16,560
Goodwill addition from AWN acquisition - Wireless Segment	140,080	—
Goodwill addition from Denali Media acquisitions - Wireline Segment	1,667	—
Asset additions	—	61,919
Less amortization expense	—	7,044
Balance at December 31, 2013	219,041	71,435
AWN purchase price adjustment - Wireless Segment	8,866	(7,298)
Goodwill addition from acquisitions - Wireline Segment	1,653	—
Asset additions	—	11,593
Less amortization expense	—	9,715
Balance at December 31, 2014	$229,560	66,015

Amortization expense for amortizable intangible assets for the years ended December 31, 2014, 2013 and 2012 follow (amounts in thousands):

	Years Ended December 31,
	2014	2013	2012
Amortization expense	$9,715	7,044	5,227

Amortized intangible assets are definite-life assets, and as such, we record amortization expense based on a method that most appropriately reflects our expected cash flows from these assets. Intangible assets that have finite useful lives are amortized over their useful lives using the straight-line method with a weighted-average life of 15.3 years.

Amortization expense for amortizable intangible assets for each of the five succeeding fiscal years is estimated to be (amounts in thousands):

Years Ending December 31,
2015	$9,261
2016	$7,468
2017	$5,227
2018	$3,730
2019	$2,890